Inventories	12 Months Ended
Dec. 31, 2020
Inventories
Inventories

9.Inventories

	Year Ended
	December 31,
(in thousands of €)	2020	2019	2018
Raw materials and consumables	€15,164	€—	€—
Inventories in process	5,368	—	—
Finished goods	—	—	—
Total inventories	€20,532	€—	€—

On December 31, 2020, inventories amounted to €20.5  million and related to pre-launch efgartigimod-inventory, capitalized subsequent to the announcement of the topline data from the pivotal ADAPT trial of efgartigimod. As of December 31, 2020, no inventory write-downs were recorded.